Goodwill & Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill & Intangible Assets [Abstract]
Schedule of Composition

Composition

	Cost				Accumulated amortization
	Balance at	Additions	Impairment	Balance	Balance at	Additions	Impairment	Balance
	beginning	during	during	at end	beginning	during	during	at end	Amortized
	of year	the year	the year	of year	of year	the year	the year	of year	balance
	U.S. dollar in thousands
2025
Technologies	6,055	-	-	6,055	5,330	434	-	5,764	291
Customer relations	4,002	-	-	4,002	3,916	23	-	3,939	63
Applications	-	270	-	270	-	27	-	27	243
Licensed technology	-	1,650	-	1,650	-	183	-	183	1,467
Goodwill	4,118	-	-	4,118	-	-	-	-	4,118
	14,175	1,920	-	16,095	9,246	667	-	9,913	6,182
2024
Technologies	6,055	-	-	6,055	4,778	552	-	5,330	725
Customer relations	4,002	-	-	4,002	3,893	23	-	3,916	86
Goodwill	4,118	-	-	4,118	-	-	-	-	4,118
	14,175	-	-	14,175	8,671	575	-	9,246	4,929
2023
Technologies	6,055	-	-	6,055	3,900	573	305	4,778	1,277
Customer relations	4,002	-	-	4,002	1,273	245	2,375	3,893	109
Goodwill	10,429	-	(6,311)	4,118	-	-	-	-	4,118
	20,486	-	(6,311)	14,175	5,173	818	2,680	8,671	5,504